RECNET ACCOUNTING PRONONCEMENTS (details) $ in Millions	12 Months Ended
Jan. 02, 2016 USD ($)
RECENT ACCOUNTING PRONOUNCEMENTS
Debt Issuance Cost Related To Term Loan	$ 3.9